Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2023	2024
Interest on long-term debt	$6,816,153	$9,826,795	$3,685,040
Interest on long-term debt – related party (Note 4 (e))	—	—	364,205
Amortization and write-off of deferred finance charges	730,513	888,523	810,000
Other finance charges (including $0, $0 and $417,623 to related parties for the year ended December 31, 2022, 2023 and 2024, respectively, Note 4(a))	134,816	544,325	1,227,110
Total	$7,681,482	$11,259,643	$6,086,355